UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21443

          BlackRock Dividend Achievers Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Dividend Achievers Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.2%
	Common Stocks—99.2%
	Automotive—0.8%
142,900	Genuine Parts Co.	$ 6,077,537

	Basic Materials—1.7%
69,300	PPG Industries, Inc.	4,123,350
225,500	RPM International, Inc.	4,261,950
167,000	Sonoco Products Co.	5,171,990

	Total Basic Materials	13,557,290

	Conglomerates—2.8%
672,000	General Electric Co.	22,008,000

	Consumer Products—12.2%
503,300	Altria Group, Inc.	36,408,722
291,000	Coca-Cola Co. (The)	12,041,580
427,000	ConAgra Foods, Inc.	8,851,710
186,200	Kimberly-Clark Corp.	10,635,744
172,500	McDonald’s Corp.	6,039,225
72,000	Procter & Gamble Co. (The)	4,264,560
524,400	Sara Lee Corp.	9,586,032
48,300	Stanley Works (The)	2,368,632
154,000	Universal Corp.	7,276,500

	Total Consumer Products	97,472,705

	Energy—16.5%
120,000	Atmos Energy Corp.	3,153,600
604,000	Chevron Corp.	35,865,520
407,100	Consolidated Edison, Inc.	19,137,771
145,000	Duke Energy Corp.	4,110,750
363,000	Exxon Mobil Corp.	22,778,250
117,000	National Fuel Gas Co.	3,849,300
251,000	Nicor, Inc.	10,265,900
42,900	Peoples Energy Corp.	1,596,738
199,700	Pinnacle West Capital Corp.	8,509,217
339,300	Progress Energy, Inc.	14,800,266
104,100	Vectren Corp.	2,848,176
67,600	WGL Holdings, Inc.	2,107,768
56,900	WPS Resources Corp.	3,190,952

	Total Energy	132,214,208

	Financial Institutions—41.7%
780,600	AmSouth Bancorp	21,552,366
881,835	Bank of America Corp.	39,003,562
634,100	BB&T Corp.	24,755,264
766,300	Citigroup, Inc.	35,694,254
281,400	Comerica, Inc.	15,609,258
346,000	Fifth Third Bancorp	12,999,220
52,600	FirstMerit Corp.	1,328,150
59,100	Hudson United Bancorp	2,461,515
723,200	Keycorp	25,594,048
176,200	Lincoln National Corp.	9,608,186
59,250	Mercantile Bankshares Corp.	2,248,538
783,800	National City Corp.	26,790,284
432,000	North Fork Bancorporation, Inc.	11,111,040
587,175	Regions Financial Corp.	19,482,466
168,000	Suntrust Bank, Inc .	12,003,600
69,000	T. Rowe Price Group, Inc.	5,273,670
97,755	Valley National Bacnorp	2,289,422
848,000	Washington Mutual, Inc.	35,887,360
469,700	Wells Fargo & Co.	29,290,492

	Total Financial Institutions	332,982,695

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BlackRock Dividend Achievers Trust (BDV) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Health Care—10.9%
174,100		Abbott Laboratories	$ 7,512,415
170,200		Eli Lilly & Co.	9,636,724
257,500		Johnson & Johnson	14,816,550
775,200		Merck & Co., Inc.	26,744,400
1,109,000		Pfizer, Inc.	28,479,120

		Total Health Care	87,189,209

		Industrials—1.3%
27,900		Emerson Electric Co.	2,160,855
177,000		RR Donnelley & Sons Co.	5,770,200
207,200		ServiceMaster Co. (The)	2,681,168

		Total Industrials	10,612,223

		Real Estate—4.8%
274,000		General Growth Properties, Inc. (REIT)	14,138,400
184,400		Health Care Property Investors, Inc. (REIT)	5,117,100
55,000		Healthcare Realty Trust, Inc. (REIT)	1,927,200
97,000		Home Properties, Inc. (REIT)	4,449,390
94,000		Lexington Corporate Properties Trust (REIT)	2,086,800
102,000		Liberty Property Trust (REIT)	4,616,520
243,200		United Dominion Realty Trust, Inc. (REIT)	6,179,712

		Total Real Estate	38,515,122

		Technology—1.0%
184,000		Pitney Bowes, Inc.	7,864,160

		Telecommunications—5.5%
63,000		Alltel Corp.	3,781,890
1,538,000		AT&T, Inc.	39,911,100

		Total Telecommunications	43,692,990

		Total Common Stocks (cost $741,852,378)	792,186,139

		SHORT-TERM INVESTMENTS—0.6%
		Money Market Fund—0.1%
1,050,855		Fidelity Institutional Money Market Prime Portfolio	1,050,855

Principal
Amount

		U.S. Government and Agency Zero Coupon Bond—0.5%
3,900,000	[1]	FNMA Discount Notes, 4.35%, 2/01/06	3,900,000

		Total Short-Term Investments (cost $4,950,855)	4,950,855

		Total investments—99.8% (cost $746,803,2332)	$797,136,994
		Other assets in excess of liabilities—0.2%	1,700,364

		Net Assets—100.0%	$798,837,358

[1]	Rate shown is the yield to maturity as of January 31, 2006.
[2]	Cost for Federal income tax purposes is $746,311,217. The net unrealized appreciaton on a tax basis is $50,825,777, consisting of $72,027,836 gross unrealized appreciation and $21,202,059 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

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Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Dividend Achievers Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006